Financial risk management, objectives and policies - Maximum exposure to credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	$ 94,944	$ 77,292
Accounts receivable and accrued revenues	60,196	42,212
Maximum credit exposure	$ 155,140	$ 119,504